Prepayments and other current assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepayments and other current assets, net

	As of December 31,
	2022	2023
	(in thousands)
Prepayments and other current assets, net:
VAT deductible	2,262	3,989
Prepayments to vendors (Note a)	20,220	33,254
Prepayments of listing expenses (Note b)	17,970	—
Interest receivables	1,200	9,844
Rental and other deposits	72	102
Others	244	214

Total	41,968	47,403